Financial Instruments (Details) - Schedule of financial assets and liabilities ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Financial liabilities at amortized costs:
Trade payables	₪ 3,107	$ 999	₪ 1,868
Other payables	3,327	1,070	2,381
Lease Liabilities	6,485	2,085	6,742
Loan from others	63,252	20,338	60,421
Total financial liabilities	76,171	24,492	71,412
Total current	2,077	2,317	64,189
Total non-current	₪ 68,964	$ 22,175	₪ 7,223